Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Of Financial Assets And Liabilities
Fair value measured of assets and liabilities

	Level I	Level II	Level III	Total fair value recorded
Assets
Marketable securities	650	-	-	650
Foreign currency derivatives	-	23	-	23
Balance at December 31, 2021	650	23	-	673
Balance at December 31, 2020	652	115	−	767

Liabilities
Foreign currency derivatives	-	(271)	-	(271)
Commodity derivatives	(1)	−	-	(1)
Interest rate derivatives	−	(1)	-	(1)
Balance at December 31, 2021	(1)	(272)	-	(273)
Balance at December 31, 2020	(10)	(269)	−	(279)